Income taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense:
Federal	$ 654	$ 902	$ 727
Foreign	641	595	443
State and local	81	153	192
Total current tax expense	1,376	1,650	1,362
Deferred tax expense (benefit):
Federal	92	(277)	(344)
Foreign	(6)	(30)	31
State and local	13	(38)	(70)
Total deferred tax expense (benefit)	99	(345)	(383)
Total provision for income taxes:
Federal	746	625	383
Foreign	635	565	474
State and local	94	115	122
Provision for income taxes	$ 1,475	$ 1,305	$ 979